Other income by function	12 Months Ended
Dec. 31, 2022
Disclosure of other income by function [Abstract]
Disclosure Of Other Income By Function Explanatory [Text Block]

Note 31
Other income by function

Other income by function is detailed as follows:

Other incomes by function	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Sales of fixed assets	923,035	416,296	506,178
Rental income	693,976	299,412	173,259
Sale of glass and waste	1,400,115	701,496	424,419
Insurance claims recovery	183,505	157,441	110,963
Other (1)	2,084,035	10,233,794	18,081,073
Total	5,284,666	11,808,439	19,295,892

(1)
In 2021 and 2020, corresponds mainly  to the effects of the early termination of the license agreement in Argentina of the "Budweiser" brand, signed between Compañía Cervecerías Unidas Argentina S.A. and Anheuser-Busch InBev S.A./N.V. in 2018. See
Note 1 – General information, letter D)
.